Finance costs and finance income - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance revenues:
Interest on time deposits	$ 3,521	$ 338	$ 1,074
Interests on third party loans	449	203	355
Interest on loans to related parties, note 32(a)	94	89	114
Interest from financial instruments	74	114	0
Interest on tax claims	0	75	352
Other finance revenues	565	303	155
Reversal of the amortized cost of the syndicated loan, note 16(g)	8,855	0	0
Unrealized change of the fair value related to contingent consideration liability (b)	813	4,382	0
Accrual of other account receivable	72	448	0
Financial obligations amortized costs, note 16(g)	(515)	(8,837)	361
Finance income before financial obligations amortized costs and unrealized variation of fair value related to contingent consideration liability	4,703	1,122	2,050
Total finance revenues	14,443	5,952	2,411
Finance costs:
Interest related to senior notes, note 16	31,771	13,343	0
Interest on borrowings and loans, note 16	10,865	17,166	23,178
Settlement of hedging financial instruments, note 34(c)	818	1,547	146
Tax on financial transactions	189	193	107
Interest on loans	26	43	55
Commissions for bond letters issued to SUNAT	0	12,124	0
Interest on commercial obligations	0	0	626
Other	0	0	37
Finance costs before unrealized change of fair value related to contingent consideration liability	43,669	44,416	24,149
Accretion expense for mine closure and exploration projects, note 15(b)	5,070	5,598	6,672
Accrual of debt issuance costs, note 16(g)	2,820	885	976
Accrual of costs for bond issuance, note 16(g)	1,963	717	0
Amortized cost of financial obligations, note 16(g)	515	8,837	0
Accretion expense for leases related to rights in use, note 16(g)	99	176	180
Other finance costs	0	0	155
Unrealized change of the fair value related to contingent consideration liability (b)	0	0	5,690
Financial expenses	$ 54,136	$ 60,629	$ 37,822